Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Notes to Consolidated Financial Statements [Abstract]
Summary of Inventories
As at December 31	2024	2023
Product purchased for resale	4,745	4,941
Finished products	357	351
Intermediate products	154	160
Raw materials	252	299
Materials and supplies	640	585
	6,148	6,336